Schedule of Total Revenues from Segments (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Consolidated Segment Data Schedule Of Total Revenues From Segments 1	$ 1,488,882
Consolidated Segment Data Schedule Of Total Revenues From Segments 2	2,970,952
Consolidated Segment Data Schedule Of Total Revenues From Segments 3	13,024,506
Consolidated Segment Data Schedule Of Total Revenues From Segments 4	8,704,708
Consolidated Segment Data Schedule Of Total Revenues From Segments 5	7,313,916
Consolidated Segment Data Schedule Of Total Revenues From Segments 6	25,610,241
Consolidated Segment Data Schedule Of Total Revenues From Segments 7	10,193,590
Consolidated Segment Data Schedule Of Total Revenues From Segments 8	10,284,868
Consolidated Segment Data Schedule Of Total Revenues From Segments 9	$ 38,634,747